UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		February 8, 2001

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$256,844

List of Other Managers:

No.  13F File Number	Name

      None






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 Piedra Capital, Ltd
All Equity Holdings =>$200,000
December 31, 2000
                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
ADC Telecommunicati   COM      000886101        $4,847      267425 SH          SOLE      None
175320     0         92105
Abbott Laboratories   COM      002824100        $2,623       54151 SH          SOLE      None
47836        0      6315
AES Corp.             COM      00130H105        $8,484      153390 SH          SOLE      None
118245        0     35145
Allmerica Financial   COM      019754100        $6,232       85960 SH          SOLE      None
56140        0     29820
Ambac Financial Gro   COM      023139108        $5,421       92958 SH          SOLE      None
59919        0     33039
Autodesk, Inc.        COM      052769106        $7,192      266990 SH          SOLE      None
181580        0     85410
AVX Corp.             COM      002444107        $5,209      318120 SH          SOLE      None
198865        0    119255
BISYS Group           COM      055472104        $8,854      169870 SH          SOLE      None
109500        0     60370
CDW Computer Center   COM      125129106        $4,923      176605 SH          SOLE      None
121075        0     55530
Cardinal Health Ind   COM      14149Y108        $9,170       92045 SH          SOLE      None
71375        0     20670
Carlisle Companies    COM      142339100        $4,042       94135 SH          SOLE      None
53135        0     41000
Concord EFS Incorpo   COM      206187105       $12,474      283900 SH          SOLE      None
189355        0     94545
Dell Computer         COM      247025109          $396       22700 SH          SOLE      None
22700         0         0
EGL Inc.              COM      268484102        $2,497      104300 SH          SOLE      None
62300        0     42000
Elan Corp. ADR        ADR      284131208        $6,408      136879 SH          SOLE      None
93499        0     43380
Express Scripts Inc   COM      302102100       $10,419      101900 SH          SOLE      None
70160        0     31740
Family Dollar Store   COM      307000109        $8,305      387390 SH          SOLE      None
263165        0    124225
Genzyme General       COM      372917104        $5,138       57130 SH          SOLE      None
39420        0     17710
Hanover Compressor    COM      410768105        $7,107      159495 SH          SOLE      None
103810        0     55685
Household Internati   COM      441815107        $2,458       44685 SH          SOLE      None
40320        0      4365
Integrated Device T   COM      458118106        $5,432      163990 SH          SOLE      None
103505        0     60485
Jabil Circuit Incor   COM      466313103        $1,181       46550 SH          SOLE      None
28150        0     18400
Lennar Corporation    COM      526057104        $7,678      211810 SH          SOLE      None
129820        0     81990
Lowes Companies       COM      548661107        $6,288      141305 SH          SOLE      None
94180        0     47125
Manpower Inc.         COM      56418H100        $3,933      103500 SH          SOLE      None
59050        0     44450
Masco                 COM      574599106        $7,773      302615 SH          SOLE      None
199605        0    103010
MasTec Inc.           COM      576323109        $3,215      160751 SH          SOLE      None
95769        0     64982
Microchip Technolog   COM      595017104        $5,861      267183 SH          SOLE      None
179845        0     87338
Metris Companies In   COM      591598107        $4,324      164350 SH          SOLE      None
97350        0     67000
Nokia, Inc.           ADR      654902204          $228        5250 SH          SOLE      None
5250        0         0
Nortel Networks Cor   COM      665815106          $590       18410 SH          SOLE      None
16510        0      1900
Patterson Dental Co   COM      703412106        $4,221      124600 SH          SOLE      None
67600        0     57000
Providian Financial   COM      74406A102        $9,320      162080 SH          SOLE      None
113690        0     48390
Rowan Companies       COM      779382100        $8,720      322975 SH          SOLE      None
218500        0    104475
S C I Systems Inc.    COM      783890106        $5,261      199475 SH          SOLE      None
120790        0     78685
Schering-Plough Cor   COM      806605101        $2,333       41115 SH          SOLE      None
36025        0      5090
Solectron Corp. Del   COM      834182107        $1,795       52955 SH          SOLE      None
45950        0      7005
SouthTrust Corp.      COM      844730101        $8,147      200240 SH          SOLE      None
128140        0     72100
Southwest Airlines,   COM      844741108        $6,952      207335 SH          SOLE      None
142038        0     65297
Tech Data Corp.       COM      878237106        $5,821      215213 SH          SOLE      None
137428        0     77785
Teradyne Incorporat   COM      880770102        $6,086      163385 SH          SOLE      None
110460        0     52925
Teva Pharmaceutical   ADR      881624209        $9,697      132387 SH          SOLE      None
100352        0     32035
Transocean SEDCO Fo   COM      839817106        $8,157      177330 SH          SOLE      None
121915        0     55415
Watson Pharmaceutic   COM      942683103        $7,615      148760 SH          SOLE      None
97925        0     50835
Williams-Sonoma       COM      969904101        $4,017      200850 SH          SOLE      None
103850        0     97000
TOTAL PORTFOLIO                               $256,844     7004442 SHS
4608716        0   2373026

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